Schedule of financial information of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenues	$ 1,940,411	¥ 13,569,483	¥ 13,065,824	¥ 12,547,445
Provision for accounts receivable and contract assets		(425,966)	(317,049)	(253,948)
Provision for loans receivable	(91,190)	(637,700)	(320,013)	(586,843)
Impairment of goodwill and intangible assets	(7,247)	(50,676)
Total operating expenses	(1,523,813)	(10,656,183)	(10,530,697)	(10,163,558)
Net interest expenses and other income	30,975	216,617	310,123	394,698
Profit before income tax expenses	443,502	3,101,445	2,845,250	2,778,585
Income tax expenses	(79,542)	(556,243)	(457,405)	(395,100)
Net profit	363,960	2,545,202	2,387,845	2,383,485
Net profit attributable to non-controlling interest shareholders	(400)	(2,797)	(4,699)	(42,650)
Net profit attributable to FinVolution Group’s ordinary shareholders	$ 363,560	2,542,405	2,383,146	2,340,835
Beijing Paipairongxin Investment Consulting Company Limited [Member]
Net revenues		10,231,875	10,187,380	10,357,728
Related party expenses		(29,928)
Provision for accounts receivable and contract assets		(147,532)	(137,321)	(78,148)
Provision for loans receivable		(246,003)	(38,823)	(30,394)
Credit losses for quality assurance commitment		(1,981,868)	(3,584,954)	(3,557,174)
Impairment of goodwill and intangible assets		(265)
Total operating expenses		(9,758,079)	(9,953,042)	(10,841,004)
Income from subsidiaries		24	6,099	3,719
(Loss) income from operations		473,820	240,437	(479,557)
Net interest expenses and other income		96,419	197,116	232,074
Profit before income tax expenses		570,239	437,553	(247,483)
Income tax expenses		(161,888)	(88,667)	(35,112)
Net profit		408,351	348,886	(282,595)
Net profit attributable to non-controlling interest shareholders		(19,946)
Net profit attributable to FinVolution Group’s ordinary shareholders		388,405	348,886	(282,595)
Net cash (used in) provided by operating activities		(1,181,457)	2,917,058	(591,538)
Net cash provided by (used in) investing activities		(1,414,963)	(2,554,190)	1,293,373
Net cash (used in) provided by financing activities		1,652,976	261,705	(1,773,279)
Beijing Paipairongxin Investment Consulting Company Limited [Member] | Third Party Revenues [Member]
Net revenues		9,646,881	9,796,032	9,859,539
Related party expenses		(4,341,436)	(3,777,621)	(3,633,284)
Beijing Paipairongxin Investment Consulting Company Limited [Member] | Group Company Revenues [Member]
Net revenues		584,994	391,348	498,189
Related party expenses		¥ (3,011,047)	¥ (2,414,323)	¥ (3,542,004)